ProShares Pet Care ETF
PROSHARES PET CARE ETF
Investment Objective
ProShares Pet Care ETF (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the FactSet Pet Care Index (the “Index”).
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Annual Fund Operating Expenses<br/> (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	ProShares Pet Care ETF ProShares Pet Care ETF
Management Fees	0.50%
Other Expenses	none	[1]
Total Annual Fund Operating Expenses	0.50%
[1]	“Other Expenses” are based on estimated amounts for the current fiscal year.

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
Expense Example	1 Year	3 Years
ProShares Pet Care ETF | ProShares Pet Care ETF | USD ($)	51	160

The Fund pays transaction and financing costs associated with the purchase and sale of securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund’s shares. These costs are not reflected in the table or the example above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. The Fund has not yet commenced operations as of the date of this Prospectus. Thus, no portfolio turnover information is provided for this Fund.
Principal Investment Strategies
The Fund seeks to invest substantially all of its assets in the securities included in the Index. The Index consists of U.S. and non-U.S. companies that potentially stand to benefit from interest in, and resources spent on, pet ownership. The Fund intends to hold each security in approximately the same proportion as its weighting in the Index.

The Index consists primarily of companies whose principal business is pet-care related (i.e., they derive significant revenue from pet care-related products or services), as determined in accordance with the Index methodology. The Index is owned and administered by FactSet Research Systems, Inc. (the “Index Provider”).

In order to be included in the Index, a company must be included in at least one of eight FactSet® Revere Business Industry Classification System sub-industries (“RBICS sub-industries”). The eight RBICS sub-industries are Pet Food Manufacturing, Pet Supplies Manufacturing, Pet and Pet Supply Stores, Veterinary Pharmaceuticals, Veterinary Diagnostics, Veterinary Product Distributors, Veterinary Services, and Internet Pet and Supply Retail.

The Index also may include companies whose principal business is pet care-related, but for which an appropriate RBICS sub-industry has not yet been created. For example, the Index may include insurance companies that provide coverage for pets. Pet insurance currently is not an RBICS sub-industry. The Index will include a minimum of 21 companies.

In order to be included in the Index, a company’s shares must be listed for trading on a U.S. or non-U.S. stock exchange and must meet certain market capitalization, liquidity and other requirements.

The Index classifies companies into one of two tiers based on revenue generated from pet care-related products or services. Companies generating 50% or more of their revenue from pet care-related products or services comprise Tier 1; companies generating $1 billion or greater in revenue from pet care-related products or services but less than 50% of their revenue from such products or services comprise Tier 2. 82.5% of the Index is allocated to Tier 1 companies and 17.5% of the Index to Tier 2 companies. The percentage weighting of companies in each Tier is based on their respective market capitalizations. Larger companies are more heavily weighted and the weighting of any single company is capped at 10% for Tier 1 and 4.5% for Tier 2.

The percentage of the Index allocated to Tier 1 and Tier 2 (i.e., 82.5% and 17.5%), along with the percentage weighting and capped amount of each company within its respective Tier, is set at the annual index reconstitution and as of each monthly rebalance date. These percentages are allowed to fluctuate between monthly rebalance dates and may be higher or lower than the indicated amounts until they are reset at the next Index rebalance date. The Index is published under the Bloomberg ticker symbol “PETCARE.”

The Fund invests in securities that ProShare Advisors believes, in combination, should track the performance of the Index. Under normal circumstances, the Fund will invest at least 80% of its total assets in component securities of the Index.

The Fund will invest principally in the securities set forth below.
  Equity Securities — The Fund invests in common stock issued by public companies.
  Depositary Receipts — The Fund may invest in depositary receipts, which principally include:
  American Depositary Receipts (ADRs), which represent the right to receive securities of foreign issuers deposited in a bank or trust company.
  Global Depositary Receipts (GDRs), which are receipts for shares in a foreign-based corporation traded in capital markets around the world.
ProShare Advisors follows a passive approach to investing that is designed to track the performance of the Index. The Fund attempts to track the performance of the Index by investing all, or substantially all, of its assets in securities that make up the Index. The Fund may invest in only a representative sample of the securities in the Index and may overweight or underweight securities of the Index in relation to their composition in the Index, with the intent of obtaining exposure with aggregate characteristics similar to those of the Index. In managing the assets of the Fund, ProShare Advisors does not invest the assets of the Fund in securities based on ProShare Advisors’ view of the investment merit of a particular security or company, nor does it conduct conventional investment research or analysis. In addition, ProShare Advisors does not forecast market movement or trends. The Fund seeks to remain fully invested at all times in securities that provide exposure to the Index without regard to market conditions, trends or direction.

The Fund will concentrate its investments in a particular industry or group of industries, country or region to approximately the same extent as the Index is so concentrated. As of September 30, 2018, the Index was concentrated in the pet care, health care and consumer staples industry groups and in Europe.

Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the back of the Fund’s Full Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.
  Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the Index, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. Factors that may adversely affect the Fund’s correlation with the Index include fees, expenses, transaction costs, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities in which the Fund invests. While the Fund attempts to track the performance of the Index by investing all, or substantially all, of its assets in the types of securities that make up the Index in approximately the same proportion as their weighting in the Index, at times, the Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to securities may be different from that of the Index. In addition, the Fund may invest in securities not included in the Index. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with the Index. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or underexposed to the Index and may be impacted by Index reconstitutions and Index rebalancing events. Additionally, the Fund’s underlying investments may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the level of the Index. Any of these factors could decrease correlation between the performance of the Fund and the Index and may hinder the Fund’s ability to meet its investment objective.
  Consumer Staples Industry Risk — The Fund is subject to risks faced by companies in the consumer staples industry, including: governmental regulation that could affect profitability; new laws or litigation that may adversely affect such companies; changing consumer preferences, marketing campaigns and other factors affecting supply and demand of consumer staples; and international events that may affect companies that derive a substantial portion of their net income from foreign countries.
  Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
  Equity and Market Risk — Equity markets are volatile, and the value of securities correlated with equity markets may fluctuate dramatically from day to day. Equity markets are subject to corporate, political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Further, stocks in the Index may underperform other equity investments. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease over short or long periods of time.
  European Investments Risk — The Fund is exposed, to a greater extent than more geographically diversified funds, to risks associated with investments in Europe. Many countries included in the Index are members of the European Union (the “EU”) and all European countries may be significantly affected by EU policies and may be highly dependent on the economies of their fellow members. The European financial markets have experienced significant volatility and several European countries have been adversely affected by unemployment, budget deficits and economic downturns. In addition, several European countries have experienced credit rating downgrades, rising government debt levels and, for certain European countries (including Spain, Portugal, Ireland and Italy), weaknesses in sovereign debt. These events, along with decreasing imports or exports, changes in governmental or EU regulations on trade, the default or threat of default by a European country on its sovereign debt, an economic recession in a European country, or the threat of a European country to leave the EU may have a significant adverse effect on the affected European country, issuers in the affected European country, the economies of other European countries, or their trading partners. Such events, or even the threat of these events, may cause the value of securities issued by issuers in such European countries to fall, in some cases drastically. These events may also cause further volatility in the European financial markets. To the extent that the Fund’s assets are exposed to investments from issuers in European countries or denominated in euro, their trading partners, or other European countries, these events may negatively impact the performance of the Fund.
  Foreign Investments Risk/Emerging Market Risk — Investments in securities of foreign issuers may provide the Fund with increased risk. Various factors related to foreign investments may negatively impact the Fund’s and Index’s performance, such as: i) fluctuations in the value of the applicable foreign currency; ii) differences in securities settlement practices; iii) uncertainty associated with evidence of ownership of investments in countries that lack centralized custodial services; iv) possible regulation of, or other limitations on, investments by U.S. investors in foreign investments; v) potentially higher brokerage commissions; vi) the possibility that a foreign government may withhold portions of interest and dividends at the source; vii) taxation of income earned in foreign countries or other foreign taxes imposed; viii) foreign exchange controls, which may include suspension of the ability to transfer currency from a foreign country; ix) less publicly available information about foreign issuers; x) changes in the denomination currency of a foreign investment; and xi) less certain legal systems in which the Fund may encounter difficulties or be unable to pursue legal remedies. Foreign investments also may be more susceptible to political, social, economic and regional factors than may be the case with U.S. securities. In addition, markets for foreign investments are usually less liquid, more volatile and significantly smaller than markets for U.S. securities, which may affect, among other things, the Fund’s ability to purchase or sell foreign investments at appropriate times. Because of differences in settlement times and/or foreign market holidays, transactions in a foreign market may take place one or more days after the necessary exposure to these investments is determined. Until the transactions are effected, the Fund is exposed to increased foreign currency risk and market risk and, ultimately, increased correlation risk. Because the Fund’s foreign investments may include issuers domiciled in developing or “emerging market” countries, all the aforementioned factors are heightened and foreign investments risk is higher. Economic, business, political, or social instability may adversely affect the value of emerging market securities more acutely than securities tied to developed foreign countries. Furthermore, any of these developments may result in a decline in the value of a country’s currency. Emerging markets are riskier than more developed markets because they may develop unevenly or may never fully develop. Investments in emerging markets are considered speculative.
  Geographic Concentration Risk — Because the Fund focuses its investments in particular foreign countries or geographic regions, it may be more volatile than a more geographically diversified fund. The performance of the Fund will be affected by the political, social and economic conditions in those foreign countries and geographic regions and subject to the related risks.
  Health Care Industry Risk — Companies included in the Index that are part of the healthcare industry provide animal health and wellness products, pet therapeutics and drugs, and veterinary services. The Fund is subject to risks faced by companies in the healthcare industry, including: heavy dependence on patent protection, with profitability affected by the expiration of patents; expenses and losses from extensive litigation based on product liability and similar claims; competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting; susceptibility to product obsolescence; thin capitalization; and limited product lines, markets, financial resources or personnel.
  Index Performance Risk — The Fund is linked to an Index maintained by a third party provider unaffiliated with the Fund or ProShare Advisors. There can be no guarantee or assurance that the methodology used by the third party provider to create the Index will result in the Fund achieving high, or even positive, returns. Further, there can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error. It is also possible that the value of the Index may be subject to intentional manipulation by third-party market participants. The particular Index used by the Fund may underperform other asset classes and may underperform other similar indices. Each of these factors could have a negative impact on the performance of the Fund.
  Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Markets for the securities in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. These situations may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.
  Market Price Variance Risk — Investors buy and sell Fund shares in the secondary market at market prices, which may be different from the NAV per share of the Fund (i.e., the secondary market price may trade at a price greater than NAV (a premium) or less than NAV (a discount)). The market price of the Fund’s shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares and other market factors. In addition, the securities held by the Fund may be traded in markets that close at a different time than the Fund’s listing exchange. Because the Fund and the Index generally value such securities as of their local market closing time, the daily NAV and Index performance may vary from the market performance of the Fund as of the Fund’s listing exchange close (typically at 4:00 p.m., Eastern Time). Furthermore, liquidity in such securities may be reduced after the applicable closing times. This may cause wider spreads and larger premiums and discounts than would otherwise be the case if each market was open until the close of trading on the Fund’s listing exchange. ProShare Advisors cannot predict whether shares will trade above, below or at a price equal to the value of the Fund’s holdings. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the value of the Fund’s holdings should not be sustained.
  New Fund Risk — The Fund recently commenced operations, has a limited operating history, and started operations with a small asset base. There can be no assurance that the Fund will be successful or grow to or maintain a viable size, that an active trading market for the Fund’s shares will develop or be maintained, or that the Fund’s shares’ listing will continue unchanged.
  Non-Diversification Risk — The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (“1940 Act”), and has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers susceptible to a single economic, political or regulatory event. This may increase the Fund’s volatility and cause performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance. This risk may be particularly acute if the Index is comprised of a small number of securities. Notwithstanding the Fund’s status as a “non-diversified” investment company under the 1940 Act, the Fund intends to qualify as a “regulated investment company” (“RIC”) accorded special tax treatment under the Internal Revenue Code, which imposes its own diversification requirements that are less restrictive than the requirements applicable to “diversified” investment companies under the 1940 Act.
  Pet Care Industry Risk — The Fund is subject to the risks faced by companies in the pet care industry. Although the pet care industry has historically been resilient to economic downturns, this trend may not continue or may reverse. Future growth of the pet care industry, if any, is largely dependent upon increases in pet ownership and the dollar amount spent on pets and pet-related products and services. Declines in pet owner- ship or the level of spending on pet related products or services may have a negative impact on the performance of the companies in the Index, and therefore, the performance of the Fund. Levels of disposable household income and spending for pet related products and services will fluctuate due to, among other things, economic conditions, limitations on discretionary spending, and consumer preferences. Some companies in the pet care industry are smaller, independent producers and retailers. Smaller companies face intense competition from larger companies that may have more significant resources and have well established suppliers and distribution channels. A number of companies in the pet care industry are not publicly listed for trading and their performance is not reflected in the Index. Pet care industry manufacturers, such as providers of food, medicine and other products and services, are also facing increased regulatory scrutiny and products liability risk as the U.S. and some international regulatory regimes focus on pet food and product safety. Many well-known pet brands and pet care-related businesses are offered by companies that are owned by, or sub-divisions of, large corporate entities. These companies may be substantially exposed to other industries or sectors of the economy and, therefore, the Index and Fund may be adversely affected by negative developments impacting these companies, industries or sectors. If a company no longer meets the criteria for inclusion in the Index, the Fund may need to reduce or eliminate its holdings of that company and increase its holdings of other companies in the Index. This could have an adverse impact on the liquidity of the Fund’s investment portfolio and on Fund performance as there are a limited number of companies that meet the current Index requirements. Each of these factors could have a negative impact on the performance of the companies in the Index and the performance of the Fund.
  Portfolio Turnover Risk — The Fund may incur high portfolio turnover to manage the Fund’s investment exposure. Additionally, active market trading of the Fund’s shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage and other transaction costs and may result in increased taxable capital gains. Each of these factors could have a negative impact on the performance of the Fund.
  Small-and Mid-Cap Company Investment Risk — The Index and, by extension, the Fund are exposed to stocks of small-and mid-cap companies. The risk of equity investing may be particularly acute for securities of issuers with smaller market capitalizations. Small- and mid-cap companies may have limited product lines or resources, may be dependent upon a particular market niche and may have greater fluctuations in price than the stocks of larger companies. Small- and mid-cap companies may lack the financial and personnel resources to handle economic or industry-wide setbacks and, as a result, such setbacks could have a greater effect on small- and mid-cap security prices. Additionally, small- and mid-cap company stocks may trade at greater spreads or lower trading volumes, and may be less liquid than the stocks of larger companies. Further, stocks of small- and mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies.
  Tax Risk — In order to qualify for the special tax treatment accorded a RIC and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. The Fund’s pursuit of its investment strategies will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. The Fund can make certain investments, the treatment of which for these purposes is unclear. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions. Please see the Statement of Additional Information for more information.
  Valuation Risk — In certain circumstances, portfolio securities may be valued using techniques other than market quotations. The value established for a portfolio security may be different from what would be produced through the use of another methodology or if it had been priced using market quotations. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Fund could sell a portfolio security for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio security is sold at a discount to its established value.

  Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Full Prospectus for additional details.

Investment Results
Performance history will be available for the Fund after it has been in operation for a full calendar year. After the Fund has a full calendar year of performance information, performance information will be shown on an annual basis.